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CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND
City National Rochdale U.S. Core Equity Fund
INVESTMENT GOAL
The City National Rochdale U.S. Core Equity Fund (the "U.S. Core Equity Fund" or the "Fund") seeks to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the U.S. Core Equity Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND	INSTITUTIONAL CLASS	SERVICING CLASS	CLASS N
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	none	none	0.25%
Shareholder Servicing Fee	none	0.25%	0.25%
Other Fund Expenses	0.12%	0.12%	0.12%
Total Other Expenses	0.12%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.52%	0.77%	1.02%

EXAMPLE

This example is intended to help you compare the cost of investing in the U.S. Core Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Core Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
INSTITUTIONAL CLASS	53	167	291	653
SERVICING CLASS	79	246	428	954
CLASS N	104	325	563	1,248

PORTFOLIO TURNOVER

The U.S. Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the portfolio turnover rate of the Fund was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the U.S. Core Equity Fund's net assets (plus any borrowings for investment purposes) consists of common stock of large and middle capitalization corporations domiciled in the United States. For this purpose, City National Rochdale, LLC (the "Adviser"), the Fund's investment adviser, considers a large capitalization corporation and a middle capitalization corporation to be a corporation with a market capitalization satisfying Standard & Poor's Ratings Services ("Standard & Poor's") eligibility criteria, at the time of investment, for inclusion in the S&P 500 Index (as of December 31, 2019, $2.8 billion or greater) and the S&P Midcap 400 Index (as of December 31, 2019, $2.4 billion to $8.2 billion), respectively.

The Adviser uses a multifactor investment approach employing a combination of macroeconomic, quantitative and fundamental analyses to select companies with share price growth potential that may not be recognized by the market at large. Macroeconomic analysis evaluates investment themes, geopolitical events, monetary and fiscal policy and global economic trends. Quantitative analysis seeks to measure the value of securities by using mathematical and statistical modeling and research. Fundamental analysis of a security involves measuring its intrinsic value by examining related economic, financial and other factors, such as the overall economy and industry conditions, and the financial condition and management of the issuer.

In selecting securities for the Fund, the Adviser utilizes proprietary industry and stock selection models to determine which industries and companies it believes are likely to provide superior risk adjusted returns. The Adviser also employs a proprietary company analysis framework to evaluate individual securities by examining fundamental data such as management quality, revenue and earnings growth, profitability, market share, cash flow and balance sheet strength. The Adviser seeks to manage the portfolio's risk characteristics to be similar to those of the S&P 500 Index. The Adviser constructs the portfolio to closely resemble the S&P 500 Index with respect to factors such as market capitalization, earnings per share growth rates, return on equity, price to earnings, price to book and other commonly recognized portfolio characteristics.

The Adviser may determine to sell a security under several circumstances, including but not limited to when its target value is realized, when the company's earnings deteriorate, when more attractive investment alternatives are identified, or when it wishes to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the U.S. Core Equity Fund nor the Adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk – The market price of a security may move up and down, sometimes rapidly and unpredictably, due to general market conditions such as overall economic trends or events, government actions, market disruptions caused by trade disputes or other factors, political factors, adverse investor sentiment, or local, regional or global events such as epidemics, pandemics or other public health issues. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. The value of the Fund's investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.

Market Risk of Equity Securities – By investing in common stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market. In addition, the Fund's principal market segment may underperform other segments or the market as a whole. The market may also undervalue the stocks held by the Fund. The value of your investment in the Fund will fluctuate daily based on movements in the stock market and the activities of individual companies in the Fund's portfolio. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Market Events – Events, including the spread of infectious illness or other public health issues such as global pandemics like COVID-19, may cause major disruption to economies and markets around the world, including the United States. During such events, financial markets may experience extreme volatility and severe losses, and trading in many instruments may be disrupted. Liquidity for many instruments may be greatly reduced for periods of time. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments. Governments and central banks, including the Federal Reserve in the United States, may in response to such events take extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of any such measures, and whether they will be effective to mitigate the economic and market disruption of relevant events, may not be known for some time.

Investment Style – The Adviser primarily uses a core equity style to select investments for the Fund and will often choose equities that it considers to be "growth at a reasonable price" (GARP). These styles may fall out of favor, may underperform other styles and may cause volatility in the Fund's share price.

Medium-Capitalization (Mid-Cap) Companies – Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have greater price volatility and less liquidity than the securities of larger capitalized companies.

Management – The Fund's performance depends on the Adviser's skill in making appropriate investments. As a result, the Fund's investment strategies may not work as intended or otherwise fail to produce the desired results, and the Fund may underperform the markets in which it invests or similar funds.

Sector Exposure – Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus may be more susceptible to negative events affecting those sectors. For example, as of December 31, 2019, a significant portion of the Fund's assets was invested in the information technology sector. Performance of companies in the information technology sector may be adversely affected by many factors, including, among others, the supply and demand for specific products and services, the pace of technological development and government regulation. Some significant challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Conflicts of Interest – The Adviser and its affiliates are engaged in a variety of businesses and have interests other than that of managing the Fund. The broad range of activities and interests of the Adviser and its affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the U.S. Core Equity Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com to obtain updated performance information.

This bar chart shows the performance of the U.S. Core Equity Fund's Institutional Class shares based on a calendar year.

Best Quarter 14.22% Q1 2019	Worst Quarter -11.45% Q4 2018

This table shows the average annual total returns of each class of the U.S. Core Equity Fund for the periods ended December 31, 2019. The table also shows how the Fund's performance compares with the returns of indices comprised of companies similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	35.18%	12.56%	15.32%	Dec. 03, 2012
INSTITUTIONAL CLASS | After Taxes on Distributions	34.07%	11.56%	14.02%	Dec. 03, 2012
INSTITUTIONAL CLASS | After Taxes on Distributions and Sales	21.57%	9.81%	12.20%	Dec. 03, 2012
SERVICING CLASS	34.87%	12.28%	14.91%	Dec. 03, 2012
CLASS N	34.53%	12.01%	14.63%	Dec. 03, 2012
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	14.78%	Dec. 03, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of the Institutional Class shares does not reflect the Servicing Class shares' expenses or the Class N shares' Rule 12b-1 fees and expenses. After-tax returns for the Servicing Class shares and Class N shares will vary from the after-tax returns shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.